UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2884

Barrett Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

BARRETT OPPORTUNITY FUND, INC.

FORM N-Q

NOVEMBER 30, 2006

BARRETT OPPORTUNITY FUND, INC.†

Schedule of Investments (unaudited)	November 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 8.2%
Household Durables - 7.6%
306,010	Koninklijke Philips Electronics NV, New York Registered Shares	$11,420,293
14,850	Liberty Homes Inc., Class A Shares (a)	93,555
22,050	Liberty Homes Inc., Class B Shares (a)	141,120

	Total Household Durables	11,654,968

Media - 0.6%
275	Idearc Inc.*	7,574
19,400	News Corp., Class A Shares	399,640
28,700	Time Warner Inc.	578,018

	Total Media	985,232

	TOTAL CONSUMER DISCRETIONARY	12,640,200

CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
96,000	FHC Delaware Inc. (a)(b)*	590,400

ENERGY - 16.4%
Energy Equipment & Services - 0.7%
14,200	Diamond Offshore Drilling Inc.	1,102,204

Oil, Gas & Consumable Fuels - 15.7%
10,876	EnCana Corp.	567,836
112,500	Murphy Oil Corp.	6,106,500
20,900	Overseas Shipholding Group Inc.	1,203,004
228,600	Royal Dutch Shell PLC, ADR, Class A Shares	16,237,458

	Total Oil, Gas & Consumable Fuels	24,114,798

	TOTAL ENERGY	25,217,002

FINANCIALS - 51.4%
Capital Markets - 9.9%
425,876	Bank of New York Co. Inc.	15,135,633

Commercial Banks - 2.7%
237,400	Popular Inc.	4,201,980

Diversified Financial Services - 2.5%
139,900	Leucadia National Corp.	3,859,841

Insurance - 15.2%
308,600	Chubb Corp.	15,973,136
81,900	CNA Financial Corp.*	3,153,150
26,400	Loews Corp.	1,053,888
40,000	Merchants Group Inc. (a)	1,282,400
82,500	Old Republic International Corp.	1,860,375

	Total Insurance	23,322,949

Real Estate Investment Trusts (REITs) - 1.9%
70,490	Rayonier Inc.	2,939,433

Real Estate Management & Development - 17.5%
289,700	Forest City Enterprises Inc., Class A Shares	16,877,922
172,300	Forest City Enterprises Inc., Class B Shares (c)	10,043,367

	Total Real Estate Management & Development	26,921,289

Thrifts & Mortgage Finance - 1.7%
38,300	Freddie Mac	2,572,228

	TOTAL FINANCIALS	78,953,353

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.2%
32,000	Medtronic Inc.	1,668,160

See Notes to Schedule of Investments.

1

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - 1.2% (continued)
3,500	Stryker Corp.	$181,510

	Total Health Care Equipment & Supplies	1,849,670

Health Care Providers & Services - 4.5%
10,600	Health Net Inc.*	489,084
23,900	Humana Inc.*	1,292,990
67,208	WellPoint Inc.*	5,085,630

	Total Health Care Providers & Services	6,867,704

Pharmaceuticals - 1.0%
55,864	Pfizer Inc.	1,535,701

	TOTAL HEALTH CARE	10,253,075

INDUSTRIALS - 12.8%
Aerospace & Defense - 6.1%
112,200	General Dynamics Corp.	8,397,048
10,600	Lockheed Martin Corp.	958,770

	Total Aerospace & Defense	9,355,818

Air Freight & Logistics - 0.3%
64,300	ABX Air Inc.*	407,019

Airlines - 1.1%
52,100	AMR Corp.*	1,665,116

Building Products - 2.1%
43,500	Ameron International Corp.	3,271,635

Commercial Services & Supplies - 0.6%
103,550	TRC Cos. Inc.*	988,902

Industrial Conglomerates - 1.2%
44,100	General Electric Co.	1,555,848
8,303	Tyco International Ltd.	251,498

	Total Industrial Conglomerates	1,807,346

Machinery - 0.7%
35,300	Tecumseh Products Co., Class A Shares*	572,213
36,000	Tecumseh Products Co., Class B Shares*	572,400

	Total Machinery	1,144,613

Marine - 0.7%
25,000	Alexander & Baldwin Inc.	1,103,750

	TOTAL INDUSTRIALS	19,744,199

INFORMATION TECHNOLOGY - 1.9%
Computers & Peripherals - 0.8%
13,300	International Business Machines Corp.	1,222,536

IT Services - 0.1%
8,134	Sabre Holdings Corp., Class A Shares	223,116

Semiconductors & Semiconductor Equipment - 0.3%
21,000	National Semiconductor Corp.	507,990

Software - 0.7%
35,200	Microsoft Corp.	1,032,416

	TOTAL INFORMATION TECHNOLOGY	2,986,058

MATERIALS - 1.2%
Chemicals - 1.0%
6,320	Kronos Worldwide Inc.	232,576
22,242	Monsanto Co.	1,069,173
11,400	NL Industries Inc.	126,426

	Total Chemicals	1,428,175

See Notes to Schedule of Investments.

2

BARRETT OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2006

SHARES	SECURITY	VALUE
MATERIALS - 1.2% (continued)
Metals & Mining - 0.2%
7,177	Newmont Mining Corp.	$336,673

	TOTAL MATERIALS	1,764,848

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
5,500	Verizon Communications Inc.	192,170

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $25,451,542)	152,341,305

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.9%
Commercial Paper - 0.9%
$1,405,000	UBS Finance Delaware LLC, 5.311% due 12/1/06 (d) (Cost - $1,405,000)	1,405,000

	TOTAL INVESTMENTS - 100.0% (Cost - $26,856,542#)	153,746,305
	Other Assets in Excess of Liabilities - 0.0%	13,755

	TOTAL NET ASSETS - 100.0%	$153,760,060

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

†	Effective December 1, 2006, the Fund was renamed Barrett Opportunity Fund, Inc.

Abbreviation used in this schedule:

ADR     — American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Barrett Opportunity Fund formerly Salomon Brothers Opportunity Fund Inc. (the “Fund”) is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The name change became effective on December 1, 2006.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$128,827,931
Gross unrealized depreciation	(1,938,168)

Net unrealized appreciation	$126,889,763

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barrett Opportunity Fund, Inc.

By	/s/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date: January 29, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: January 26, 2007